Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Receipts from customers	$ 3,947	$ 4,534	$ 4,231
Payments to suppliers and employees	(3,015)	(3,383)	(2,929)
Cash generated from operations	932	1,151	1,302
Dividends received from joint ventures	91	6	37
Taxation refund	5	14	12
Taxation paid	(171)	(174)	(165)
Net cash inflow (outflow) from operating activities	857	997	1,186
Cash flows from investing activities
Capital expenditure	(652)	(829)	(706)
Proceeds from disposal of assets	313	7	4
Dividends from other investments	2	0	0
Other investments acquired	(81)	(91)	(73)
Proceeds from disposal of other investments	98	78	61
Investments in associates and joint ventures	(8)	(27)	(11)
Proceeds from disposal of associates and joint ventures	0	0	10
Loans advanced to associates and joint ventures	(5)	(6)	(4)
Loans repaid by associates and joint ventures	22	0	0
Cash payment to settle the sale of environmental trust fund	(32)	0	0
Decrease (increase) in cash restricted for use	(4)	(8)	8
Interest received	12	15	14
Net cash inflow (outflow) from investing activities	(335)	(862)	(702)
Cash flows from financing activities
Proceeds from borrowings	753	815	787
Repayment of borrowings	(967)	(767)	(1,333)
Finance costs paid	(130)	(138)	(172)
Bond settlement premium, RCF and bond transaction costs	(10)	0	(30)
Dividends paid	(39)	(58)	(15)
Net cash inflow (outflow) from financing activities	(393)	(148)	(763)
Net increase (decrease) in cash and cash equivalents	129	(13)	(279)
Translation	(5)	3	10
Cash and cash equivalents at beginning of year	205	215	484
Cash and cash equivalents at end of year	329	205	215
Project capital
Cash flows from investing activities
Capital expenditure	(176)	(156)	(93)
Stay-in-business capital [Member]
Cash flows from investing activities
Capital expenditure	$ (476)	$ (674)	$ (618)